Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Consolidated net income		¥ 266,742	¥ 255,860	¥ 161,970
Adjustments to reconcile consolidated net income to net cash provided by operating activities:
Depreciation and amortization		251,554	261,881	250,096
Loss on disposal of fixed assets		5,726	6,935	5,203
Equity in earnings of affiliated companies		(1,414)	(1,196)	(890)
Impairment losses on goodwill (Notes 8 and 21)	[1],[2]		33,912
Gain on securities contributed to retirement benefit trust (Note 2)			(17,836)
Deferred income taxes		(11,849)	(17,603)	7,188
(Increase) decrease in trade receivables		(17,724)	3,563	(4,155)
(Increase) decrease in inventories		(61,755)	2,967	6,156
Increase (decrease) in trade payables		(31,212)	4,951	56,844
Increase (decrease) in accrued income taxes		(35,284)	46,296	(16,456)
Increase (decrease) in accrued expenses		2,541	18,503	(5,256)
Increase (decrease) in accrued (prepaid) pension and severance cost		(17,738)	522	5,489
Other, net (Note 6)		15,706	(8,198)	34,094
Net cash provided by operating activities		365,293	590,557	500,283
Cash flows from investing activities:
Purchases of fixed assets (Note 5)		(191,399)	(189,484)	(206,971)
Proceeds from sale of fixed assets (Note 5)		9,634	26,444	6,177
Purchases of securities		(2,311)	(2,220)	(84)
Proceeds from sale and maturity of securities		1,615	970	1,181
Decrease in time deposits, net		401	3,373	15,414
Acquisitions of businesses, net of cash acquired (Note 7)		(13,346)	(6,557)	(649,570)
Other, net		(209)	2,464	(3,272)
Net cash used in investing activities		(195,615)	(165,010)	(837,125)
Cash flows from financing activities:
Proceeds from issuance of long-term debt (Note 9)		439	1,570	610,552
Repayments of long-term debt (Note 9)		(136,094)	(126,578)	(856)
Increase (decrease) in short-term loans, net (Note 9)		2,501	5,628	(80,580)
Transactions with noncontrolling interests		(37,942)		(4,993)
Dividends paid		(178,159)	(162,887)	(163,810)
Repurchases and reissuance of treasury stock		(21)	(50,034)	(14)
Other, net		(5,554)	(8,163)	(4,607)
Net cash provided by (used in) financing activities		(354,830)	(340,464)	355,692
Effect of exchange rate changes on cash and cash equivalents		(16,017)	6,538	(22,270)
Net change in cash and cash equivalents		(201,169)	91,621	(3,420)
Cash and cash equivalents at beginning of year		721,814	630,193	633,613
Cash and cash equivalents at end of year		520,645	721,814	630,193
Supplemental disclosure for cash flow information, Cash paid during the year for:
Interest		749	1,026	738
Income taxes		¥ 131,616	¥ 71,473	¥ 76,714

[1]	After entering the commercial printing business through the acquisition of Océ N.V. in 2010, the market environment surrounding this business has become significantly competitive and rapid technological changes have required increasing investments into R&D. These factors resulted in lower operating margin than expected, which led to the decline in the estimated fair value of this business which was determined based on the income approach. As the result of the annual goodwill impairment test as of October 1, 2017, it was determined that the estimated fair value of commercial printing business was less than its carrying value of the reporting unit. Based on the accounting policy described in Note 1, Canon recognized an impairment charge of ¥33,912 million representing the excess of the carrying amount over the reporting unit's fair value.
[2]	Based on the realignment of Canon's internal reporting and management structure, from the beginning of the third quarter of 2018, Canon has reclassified certain businesses from Office Business Unit to Industry and Others Business Unit. The goodwill balance at the beginning of the year ended December 31, 2017 has been restated to reflect the transfer of ¥11,263 million in goodwill between the segments. Impairment loss of ¥12,191 million and translation adjustments and other of ¥928 million for the year ended December 31, 2017 related to the reclassified business were restated from Office Business Unit to Industry and Others Business Unit, accordingly.